FINANCIAL INSTRUMENTS - Carrying amount of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	$ 1,865,714	$ 847,916
Total financial liabilities	4,184,842	2,327,999
Fair value through profit or loss | Provisions and other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	240,516	8,650
Amortized cost | Provisions and other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	143,036	24,486
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	308,797	242,176
Amortized cost | Dividends payable
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	75,297	79,845
Amortized cost | Client and trust funds payable
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	961,080	368,348
Amortized cost | Long-term debt
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	2,456,116	1,604,494
Fair value through profit or loss | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	483,598	118,360
Fair value through profit or loss | Investments
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	133,375	138,412
Fair value through profit or loss | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	12,210	26,856
Amortized cost | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	44,314	39,564
Amortized cost | Client and trust funds on deposit
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	973,143	364,964
Amortized cost | Accounts receivable
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	$ 219,074	$ 159,760